Holisto Investment and Acquisition - Schedule of Business Acquisitions, by Acquisition (Details) € in Millions, $ in Millions	Jul. 31, 2025 USD ($)	Jul. 31, 2025 EUR (€)	Jul. 30, 2025	Jul. 30, 2024
Holisto Limited
Business Combination [Line Items]
Equity method investment, ownership percentage			30.80%	38.60%
Holisto Limited
Business Combination [Line Items]
Total cash paid	$ 25.5	€ 22.3
Fair value of existing 30.8% equity interest		9.9
Total consideration		€ 32.2